7. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8. RELATED PARTY TRANSACTIONS

Due to Officers and Officer Compensation

The Company borrows funds from Daniel Thompson, who is a Shareholder and Officer of the Company. The terms of repayment stipulate the unsecured loans are due 24 months from issuance or on demand, at an annual interest rate of six percent. As of September 30, 2019 and December 31, 2018, the Company had $137,816 and $77,640 due (included in due to officers and shareholders on the financial statements) to Daniel Thompson, respectively.

The accrued salaries payable to Daniel Thompson was $477,500 and $317,500 as of September 30, 2019 and December 31, 2018, respectively.

The Company had an employment agreement with the Chief Operating Officer, Mr. Roberts. The total balance due to Mr. Roberts for accrued salaries at September 30, 2019 and December 31, 2018 were $192,000 and $107,000, respectively.

The accrued salaries payable to Daniel Mr. Cunningham the Company’s chief executive officer was $467,500 and $322,500 as of September 30, 2019 and December 31, 2018, respectively.

Notes Payable – Related Party

The Company has entered into several unsecured loan agreements with related parties (see below; Footnote 9, Notes Payable – Related Party; and Footnote 10 Convertible Notes Payable – Related Party).

Preferred Stock

During the year ended December 31, 2018, the Company agreed to issue 125,000,000 preferred I shares each to Mr. Thompson and Mr. Cunningham, which were reflected as preferred shares to be issued on the financial statements at a total cost of stock compensation of $200,000. During the nine months ended September 30, 2019, the shares were issued.

7.	RELATED PARTY TRANSACTIONS

Due to Officers and Officer Compensation

During the year ended December 31, 2018, the Company borrowed $25,000 from a corporate officer, which was repaid. During the year ended December 31, 2017, the Company repaid a total of $91,791 to related parties.

Refreshment Concepts, LLC leases its premises from its prior owner under a month-to-month lease at the rate of $1,500 per month. As of December 31, 2018 and December 31, 2017, the Company had lease payable of $-0- and $25,250, respectively to the related party, which is reflected in accrued expenses – related party.

On January 24, 2017, the Company issued 2,010,490 (pre-split) shares of Common Stock to settle $482,518 due to the prior owner of Refreshment Concepts LLC, pursuant to the Acquisition Agreement, dated August 10, 2016. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.24 per share (pre-split), resulting in loss from extinguishment of debt in amount of $80,420.

On January 24, 2017, the Company issued 173,585 shares of Common Stock to settle $41,660 due to the prior owner of Repicci’s Franchise Group LLC, pursuant to the Acquisition Agreement, dated August 10, 2016. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.24 per share, resulting in loss from extinguishment of debt in amount of $6,943. As of December 31, 2017 and December 31, 2016, the outstanding balance due (included in accrued liabilities to related parties on the financial statements) to the same prior owner was $0 and $40,550, respectively.

During the second quarter of 2017, the prior owner of Repicci’s Franchise Group LLC submitted a subscription agreement to the Company regarding the purchase of 90,909 shares of the Company’s Series I Preferred Stock by cash payment of $10,000, which was collected during the second quarter of 2017. The transaction was independently negotiated between the Company and the related party. The proceeds from the subscription agreement mitigated the Company’s cash pressure in short term. The 90,909 shares of Series I Preferred Stock were issued as of December 31, 2017.

During the second quarter of 2017, the Company issued 906,907 shares of Common Stock to We three Inc., a related party, for services rendered. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $.0799 per share. Accordingly, the Company recognized stock based compensation of $72,462 to the consolidated statements of operations for December 31, 2017.

The Company borrows funds from Daniel Thompson, who is a Shareholder and Officer of the Company. The terms of repayment stipulate the unsecured loans are due 24 months after the launch of the Legacy Tuition Card (or prior to such date) at an annual interest rate of 6 % per year. As of December 31, 2018 and 2017, the Company had $77,640 due (included in due to officers and shareholders on the financial statements) to Daniel Thompson, respectively.

In addition, the Board of Directors of the Company approved to increase Daniel Thompson’s compensation to $25,000 per month from $20,000 effective January 1, 2017. Accordingly, a total salary of $300,000 and $300,000 were accrued and reflected as an expense to Daniel Thompson during the year ended December 31, 2018 and 2017, respectively. During the year ended December 31, 2017, the Company issued 10,000,000 (pre-split) shares of Common Stock for forgiveness of $800,000 in accrued salaries. The accrued salaries payable to Daniel Thompson was $317,500 and $117,500 as of December 31, 2018 and 2017, respectively.

The Company had an employment agreement with a former Chief Operating Officer, Mr. Levy, whereby the Company provided for compensation of $15,000 per month in 2015 and $10,000 per month in 2016. Mr. Levy resigned on June 7, 2016 at which time $160,000 was owed. During the year ended December 31, 2017, the Company issued 1,000,000 (pre -reverse 1500:1 stock split) shares of Common Stock for forgiveness of $80,000 in accrued salaries. The total balance due to Mr. Levy for accrued salaries at December 31, 2018 was $80,000.

The Company had an employment agreement with the Chief Operating Officer, Mr. Roberts, whereby the Company provided for compensation of $10,000 per month effective in June 2016. The total balance due to Mr. Roberts for accrued salaries at December 31, 2018 and 2017 were $107,000 and $70,000, respectively. In addition, the Company agreed to grant Mr. Roberts stock options for a minimum of 300,000 shares of the Company's common stock at an exercise price of 50% of the current last ten (10) day stock average per share, and 600,000 shares of common stock as a key officer employment incentive to be earned and vested on a pro rata basis at 25,000 shares per month for twenty-four (24) months. The fair value of both 300,000 options and 600,000 shares were determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $0.226 per share. On August 8, 2017, Mr. Roberts accepted the offer from the Company to issue 3,000,000 (pre-split) common shares for forgiveness of all accrued expenses, options, and common stock granted totaling $135,600 through June 2016.  Additionally, the Company issued 1,000,000 (pre-split) shares of Common Stock as a bonus to Mr. Roberts for his past service to the Company. The fair value of this stock issuance was determined by the fair value of the Company’s Common Stock on the grant date, at a price of approximately $.07 (pre-split) per share. Accordingly, the Company recognized stock based compensation of $70,000 to the consolidated statements of operations for the year ended December 31, 2017.

The Board of Directors of the Company approved to increase Chief Executive Officer, Mr. Cunningham’s compensation to $25,000 per month from $15,000 effective January 1, 2017. A total salary of $300,000 and $300,000 were accrued and reflected as an expense during the year ended December 31, 2018 and 2017, respectively. During the year ended December 31, 2017, the Company issued 5,000,000 (pre -reverse 1500:1 stock split) shares of Common Stock for forgiveness of $400,000 in accrued salaries. The total balance due to Mr. Cunningham for accrued salaries at December 31, 2018 and 2017 were $322,500 and $122,500, respectively.

Notes Payable – Related Party

The Company has entered into several unsecured loan agreements with related parties (see below; Footnote 11, Notes Payable – Related Party; and Footnote 12 Convertible Notes Payable – Related Party).